Goodwill and Other Intangible Assets Goodwill and Other Intangible Assets - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Amortization of Intangible Assets	$ 16	$ 65	$ 65
Continuing operations
Goodwill [Line Items]
Amortization of Intangible Assets		$ 65	$ 65	$ (109)